Share Capital (Details) - USD ($)					3 Months Ended	5 Months Ended		11 Months Ended	12 Months Ended
	Apr. 03, 2025	Dec. 11, 2024	Nov. 05, 2024	Sep. 24, 2024	Apr. 30, 2024	Dec. 26, 2024	Dec. 05, 2024	Dec. 13, 2024	Dec. 31, 2024	Aug. 31, 2024	Jul. 12, 2024	Jul. 02, 2024	May 22, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	[1]	Oct. 01, 2023	Aug. 01, 2023	May 31, 2023	Apr. 30, 2023	Apr. 12, 2023	Dec. 31, 2022	[1]
Share Capital [Line Items]
Reverse share split			1 to 49			1 to 20	1 to 20	1 to 20
Shares issued		2,416		9,285	1,733		148,060	7,111	749,188 [1]	3,203	3,537	444	8,164	11,420	2,245	38,797		29		613	752	1,307	35,104
Prior to reverse share split							13,408,550	1,398,625	51,839,411		3,465,820	434,783	8,000,000
Par value per share (in Dollars per share)				$ 0.11
Issued aggregate shares					2,571
After share split ordinary shares issued							2,961,189	142,224
Additional ordinary shares issued							13,682
Top of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)							$ 0.5			$ 0.25
Bottom of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)							1.88			$ 794
Exchange Listing, LLC [Member]
Share Capital [Line Items]
Shares issued																				234
Prior to reverse share split					1.73															229,453
Boustead Securities, LLC [Member]
Share Capital [Line Items]
Shares issued																				77
Prior to reverse share split																				74,793
Globexus Holding Corp’s [Member]
Share Capital [Line Items]
Prior to reverse share split																				600,000
Executive Officers and Employees [Member]
Share Capital [Line Items]
Shares issued																						388
Sichenzia Ross Ference Carmel LLP [Member]
Share Capital [Line Items]
Shares issued																			293
Prior to reverse share split														11,191,047
ZCity Sdn [Member]
Share Capital [Line Items]
Prior to reverse share split																			286,533
Outside The Box Capital Inc [Member]
Share Capital [Line Items]
Prior to reverse share split																		28,372
Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued						336,219
Prior to reverse share split						6,724,360
Codetext Limited [Member]
Share Capital [Line Items]
Shares issued									52,898
Ordinary Shares [Member]
Share Capital [Line Items]
Reverse share split		1 to 20
Shares issued				108
Prior to reverse share split		48,316		9,099,181	2,518,984					3,138,113					2,200,000							1,280,000
Ordinary shares issued (in Dollars)															$ 1,225							$ 3,920
Par value per share (in Dollars per share)															$ 1.25							$ 4
Issued aggregate shares								1,428
Converted shares (in Dollars)				$ 1,000,000
Ordinary Shares [Member] | Top of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)							490			$ 245
Ordinary Shares [Member] | Bottom of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)							$ 1,843			$ 0.81
Ordinary Shares [Member] | Exchange Listing, LLC [Member]
Share Capital [Line Items]
Prior to reverse share split					1,697,447																	736,169
Ordinary shares issued (in Dollars)					$ 1,696
Ordinary Shares [Member] | Globexus Holding Corp’s [Member]
Share Capital [Line Items]
Shares issued																				500
Ordinary Shares [Member] | Executive Officers and Employees [Member]
Share Capital [Line Items]
Prior to reverse share split																						380,000
Ordinary Shares [Member] | Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued						56,915
Prior to reverse share split						55,775,747
Ordinary Shares [Member] | Codetext Limited [Member]
Share Capital [Line Items]
Reverse share split									1 to 20
Shares issued									49,060
After share split ordinary shares issued									981,194
Forecast [Member]
Share Capital [Line Items]
Reverse share split	1 to 20

[1]	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024 and 1 to 20 reverse share split effected on April 3, 2025